Property, plant and equipment (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 02, 2024
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	kr 1,094,436	kr 996,341
Additions	164,581	138,718
Reclassifications from work in progress
Reclassification to other receivables		(12,193)
Disposals	(67,433)	(49,135)
Subsidies received		(24,061)
Foreign currency translation adjustments	(99,101)	44,766
Balance as of December 31, 2025	1,092,483	1,094,436
Balance as of December 31, 2024	(203,993)	(72,397)
Depreciation	(127,545)	(128,056)
Reversal of impairment on disposals	12,461	1,148
Foreign currency translation adjustments	24,052	(4,688)
Balance as of December 31, 2025	(295,025)	(203,993)
Property and equipment net	797,458	890,443	kr 923,944
Lands [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024
Additions	2,279
Reclassifications from work in progress
Reclassification to other receivables
Disposals
Subsidies received
Foreign currency translation adjustments
Balance as of December 31, 2025	2,279
Balance as of December 31, 2024
Depreciation
Reversal of impairment on disposals
Foreign currency translation adjustments
Balance as of December 31, 2025
Property and equipment net	2,279		(0)
Electric And Self Driving Vehicles [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	823,261	763,925
Additions	22,227	(37,310)
Reclassifications from work in progress	86,122	87,853
Reclassification to other receivables
Disposals	(46,315)
Subsidies received		(22,061)
Foreign currency translation adjustments	(77,217)	30,854
Balance as of December 31, 2025	808,078	823,261
Balance as of December 31, 2024	(177,915)	(61,939)
Depreciation	(109,711)	(111,797)
Reversal of impairment on disposals	10,603
Foreign currency translation adjustments	22,161	(4,179)
Balance as of December 31, 2025	(254,862)	(177,915)
Property and equipment net	553,216	645,346	701,986
Other Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	75,912	62,845
Additions	4,485	2,328
Reclassifications from work in progress	19,529	13,775
Reclassification to other receivables
Disposals	(4,973)	(3,297)
Subsidies received		(2,000)
Foreign currency translation adjustments	(5,730)	2,261
Balance as of December 31, 2025	89,224	75,912
Balance as of December 31, 2024	(26,078)	(10,458)
Depreciation	(17,834)	(16,259)
Reversal of impairment on disposals	1,858	1,148
Foreign currency translation adjustments	1,891	(509)
Balance as of December 31, 2025	(40,163)	(26,078)
Property and equipment net	49,061	49,834	52,387
Work In Progres [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	195,263	169,571
Additions	135,590	173,700
Reclassifications from work in progress	(105,651)	(101,628)
Reclassification to other receivables		(12,193)
Disposals	(16,145)	(45,838)
Subsidies received
Foreign currency translation adjustments	(16,154)	11,651
Balance as of December 31, 2025	192,902	195,263
Balance as of December 31, 2024
Depreciation
Reversal of impairment on disposals
Foreign currency translation adjustments
Balance as of December 31, 2025
Property and equipment net	kr 192,902	kr 195,263	kr 169,571